Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years
Mining equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and facility equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery and facility equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Servers, computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years